Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bramshill Income Performance Fund
Class Name	Institutional Class
Trading Symbol	BRMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Income Performance Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bramshillfunds.com. You can also request this information by contacting us at 877-272-6718.
Additional Information Phone Number	877-272-6718
Additional Information Website	https://www.bramshillfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending March 31, 2025, the fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The underperformance relative to the benchmark was primarily driven by curve positioning, as the fund was heavily weighted towards longer-dated maturities compared to the benchmark. The second driver of performance was related to spread widening in our longer-dated corporate bond allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2016)
Institutional Class (without sales charge)	3.21	4.75	3.19
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bramshillfunds.com for more recent performance information. Visit https://www.bramshillfunds.com for more recent performance information.
Net Assets	$ 1,072,514,759
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 8,147,261
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,072,514,759
Number of Holdings	97
Net Advisory Fee	$8,147,261
Portfolio Turnover	48%
Average Credit Quality	A-
Effective Duration	8.8 yrs

Holdings [Text Block]

Top Holdings *	(%)
United States Treasury Note/Bond	12.0%
United States Treasury Bill	5.8%
United States Treasury Bill	3.7%
JPMorgan Ultra-Short Income ETF	3.7%
United States Treasury Note/Bond	3.5%
BP Capital Markets PLC	3.1%
iShares 20+ Year Treasury Bond ETF	2.8%
iShares Short Duration Bond Active ETF	2.7%
Sempra Energy Depositary Shares	2.5%
United States Treasury Note/Bond	2.5%

Security Type	(%)
Corporate Bonds	33.5%
Preferred Stocks	20.5%
U.S. Treasury Securities	20.3%
Exchange Traded Funds	12.3%
U.S. Treasury Bills	9.4%
Investments Purchased with Proceeds from Securities Lending	4.2%
Closed-End Funds	1.8%
Money Market Funds	1.5%
Open-End Funds	0.4%
Purchased Options	0.3%
Cash & Other	-4.2%
[1]
Updated Prospectus Web Address	https://www.bramshillfunds.com

[1]
*	Excludes collateral received for securities on loan.